Segment and geographical information - Segment information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Sales	$ 6,454	$ 9,701
Cost of products sold	(4,685)	(5,142)
Freight and other distribution costs	(894)	(963)
Export duties, net	(8)	(18)
Amortization	(541)	(589)
Selling, general and administration	(307)	(365)
Equity-based compensation	(25)	(5)
Profit (loss) from operating activities	(284)	2,559
Total assets	9,415	9,973
Total liabilities	2,193	2,354
Lumber
Disclosure of operating segments [line items]
Sales	2,794	4,465
NA EWP
Disclosure of operating segments [line items]
Sales	2,608	3,789
Pulp & Paper
Disclosure of operating segments [line items]
Sales	623	807
Europe EWP
Disclosure of operating segments [line items]
Sales	517	738
Corporate & Other
Disclosure of operating segments [line items]
Sales	(89)	(98)
Operating segments
Disclosure of operating segments [line items]
Sales	6,454	9,701
Cost of products sold	(4,685)	(5,142)
Freight and other distribution costs	(894)	(963)
Export duties, net	(8)	(18)
Amortization	(541)	(589)
Selling, general and administration	(307)	(365)
Equity-based compensation	(25)	(5)
Restructuring and impairment charges	(279)	(60)
Profit (loss) from operating activities	(284)	2,559
Total assets	9,415	9,973
Total liabilities	2,193	2,354
Capital expenditures	477	477
Operating segments | Lumber
Disclosure of operating segments [line items]
Sales	2,722	4,381
Cost of products sold	(2,215)	(2,489)
Freight and other distribution costs	(405)	(435)
Export duties, net	(8)	(18)
Amortization	(185)	(186)
Selling, general and administration	(164)	(194)
Equity-based compensation	0	0
Restructuring and impairment charges	(137)	(31)
Profit (loss) from operating activities	(319)	1,111
Total assets	3,606	3,685
Total liabilities	507	553
Capital expenditures	253	184
Operating segments | NA EWP
Disclosure of operating segments [line items]
Sales	2,602	3,780
Cost of products sold	(1,594)	(1,677)
Freight and other distribution costs	(329)	(329)
Export duties, net	0	0
Amortization	(273)	(306)
Selling, general and administration	(96)	(106)
Equity-based compensation	0	0
Restructuring and impairment charges	0	0
Profit (loss) from operating activities	316	1,371
Total assets	4,338	4,637
Total liabilities	551	622
Capital expenditures	156	235
Operating segments | Pulp & Paper
Disclosure of operating segments [line items]
Sales	612	802
Cost of products sold	(555)	(596)
Freight and other distribution costs	(120)	(153)
Export duties, net	0	0
Amortization	(24)	(35)
Selling, general and administration	(25)	(32)
Equity-based compensation	0	0
Restructuring and impairment charges	(142)	(13)
Profit (loss) from operating activities	(242)	(22)
Total assets	333	456
Total liabilities	125	90
Capital expenditures	32	29
Operating segments | Europe EWP
Disclosure of operating segments [line items]
Sales	517	738
Cost of products sold	(409)	(479)
Freight and other distribution costs	(40)	(46)
Export duties, net	0	0
Amortization	(49)	(53)
Selling, general and administration	(21)	(28)
Equity-based compensation	0	0
Restructuring and impairment charges	0	(15)
Profit (loss) from operating activities	(3)	117
Total assets	691	730
Total liabilities	149	170
Capital expenditures	30	20
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
Sales	0	0
Cost of products sold	89	98
Freight and other distribution costs	0	0
Export duties, net	0	0
Amortization	(10)	(9)
Selling, general and administration	0	(5)
Equity-based compensation	(25)	(5)
Restructuring and impairment charges	0	0
Profit (loss) from operating activities	(35)	(18)
Total assets	446	465
Total liabilities	861	919
Capital expenditures	7	9
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Lumber
Disclosure of operating segments [line items]
Sales	72	84
Elimination of intersegment amounts | NA EWP
Disclosure of operating segments [line items]
Sales	6	9
Elimination of intersegment amounts | Pulp & Paper
Disclosure of operating segments [line items]
Sales	11	5
Elimination of intersegment amounts | Europe EWP
Disclosure of operating segments [line items]
Sales	0	0
Elimination of intersegment amounts | Corporate & Other
Disclosure of operating segments [line items]
Sales	$ (89)	$ (98)